Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative warrant liability	$ 4,245,780	$ 7,217,746	$ 11,675,815	$ 2,547,622	$ 1,273,740
Borrowings	171,343,445	176,925,643	182,781,617
Derivative financial instruments	9,306,741	7,364,829	5,422,917
Level 1 of fair value hierarchy [member]
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative warrant liability	4,245,780	7,217,746	11,675,815
Borrowings
Derivative financial instruments
Level 2 of fair value hierarchy [member]
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative warrant liability
Borrowings	171,343,445	176,925,643	182,781,617
Derivative financial instruments	9,306,741	7,364,829	5,422,917
Level 3 of fair value hierarchy [member]
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative warrant liability
Borrowings
Derivative financial instruments